NET LOSS PER SHARE DATA	12 Months Ended
Sep. 30, 2015
Net Loss Per Share Data
NET LOSS PER SHARE DATA

NOTE 9 – NET LOSS PER SHARE DATA:

The shares issuable upon the exercise of options, and conversion of convertible notes and warrants, which have been excluded from the diluted per share amounts because their effect would have been anti-dilutive, include the following:

	September 30, 2015	September 30, 2014	September 30, 2013
Options:
weighted average number	1,847,511	684,071	194,690
weighted average exercise price	$0.3362	$0.5363	$0.5763